Stock Options and Warrants (Tables) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Options and Warrants
Schedule of stock option activity

			Weighted-
		Weighted-	Average
	Outstanding	Average	Remaining	Aggregate
	Options	Exercise Price	Terms (Years)	Intrinsic Value
Balance as of December 31, 2025	1,225,125	$0.71		$—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Canceled	(38,125)	$0.93
Balance as of March 31, 2026	1,187,000	$0.70	4.3	$—
Vested and exercisable as of March 31, 2026	1,183,249	$0.70	4.2	$—
Vested and expected to vest as of March 31, 2026	1,186,766	$0.70	4.3	$—

			Weighted-
		Weighted-	Average	Aggregate
	Outstanding	Average	Remaining	Intrinsic
	Options	Exercise Price	Terms (Years)	Value
Balance as of December 31, 2024	1,343,500	$0.71		$—
Granted	—	—
Exercised	—	—
Forfeited	(1,875)	$0.44
Canceled	(116,500)	$0.75
Balance as of December 31, 2025	1,225,125	$0.71	4.4	$—

Vested and exercisable as of December 31, 2025	1,219,500	$0.71	4.4	$—

Vested and expected to vest as of December 31, 2025	1,224,652	$0.71	4.4	$—

Schedule of stock warrants outstanding

		Exercise Price	Number of
Original Issue Date	Stock Class	Per Share	Shares

September 2017	Common	$0.0010	47,693
December 2017	Common	$3.7057	150,000
March 2018	Common	$3.7057	67,928
March 2018	Common	$3.7057	25,629
May 2019	Common	$9.0820	132,129
July 2023	Series 1 Preferred	$0.0217	93,237,996
November 2023	Series 1 Preferred	$0.0217	3,978,782
March 2026	Series 2 Preferred	$0.0001	1,419,691,406

		Exercise Price	Number of
Original Issue Date	Stock Class	Per Share	Shares

September 2017	Common	$0.00	47,693
December 2017	Common	$3.71	150,000
March 2018	Common	$3.71	67,928
March 2018	Common	$3.71	25,629
May 2019	Common	$9.08	132,129
July 2023	Series 1 Preferred	$0.02	93,237,996
November 2023	Series 1 Preferred	$0.02	3,978,782